FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Fair value of borrowings	5,739	5,953
Book value of borrowings (Note 11)	5,618	5,748

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the assets and liabilities as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Assets at fair value:
Derivatives (Note 10)	15	22
Liabilities at fair value:
Derivatives (Note 10)	71	94